Organization and principal activities	12 Months Ended
Dec. 31, 2025
Organization and principal activities
Organization and principal activities
1.	Organization and principal activities
(a)	Nature of operations

J and Friends Holdings Limited (the “Company”) is principally engaged in providing merchant digitalization and commerce-enablement solutions to small and medium enterprises (“SME”) in the international markets. The Company was incorporated in the Cayman Islands on March 2, 2017 as an exempted company with limited liability. The Company also offered certain financial solutions, including wealth management, insurance, business installment loan, and international installment loan solutions, till divestment of mainland China business. The Company, its subsidiaries and its controlled entities are collectively referred to as the “Group”.

The Company changed its legal name from Pintec Technology Holdings Limited to J and Friends Holding Limited in January 2026.

(b)	Acquisition of Ziitech

On September 3, 2025, the Company acquired 25% equity interests in Ziitech Pty Ltd (“Ziitech”) and its consolidated subsidiaries from third parties. Ziitech is engaged in providing merchant digitalization and commerce-enablement solutions to SMEs in the international markets. Pursuant to the share purchase agreement, the Company issued 83,726,789 Class A ordinary shares to certain shareholders of Ziitech, which was completed on September 3, 2025, the closing date of the acquisition, upon which the Group obtained control over and consolidated Ziitech through the contractual right to appoint two-thirds of Ziitech’s board of directors and a substantive veto right over all matters requiring shareholder resolution, including the determination of the number of seats on the board of directors. See Note 4.

(c)	Deconsolidation of RPHL Group

The Company signed a share transfer agreement on November 7, 2025 (the “Share Transfer Agreement”) with Vantage Capital Global Limited (the “Vantage”), an entity controlled by Jun Lang, an officer who has responsibility for planning, directing and controlling the activities of Pintec Jinke (Beijing) Technology Information Co., Ltd., a variable interest entity (“VIE”) of the Company before deconsolidation. Pursuant to the Share Transfer Agreement, with nil consideration, Vantage acquired 100% equity interest of Romantic Park Holdings Limited (“Romantic Park”), an entity with net liability position that was wholly owned by the Company. The transaction resulted in the divestment of the former wholly foreign-owned enterprises (“WFOE”) and all VIEs (together with Romantic Park, “RPHL Group”) which were consolidated by Romantic Park and previously conducted operations in mainland China (“RPHL Group Deconsolidation”). Accordingly, as of the date of issuance of the consolidated financial statements, the Company no longer maintains any operations in mainland China. The excess of the nil consideration over the carry value of the net liabilities of RPHL Group was recorded to the additional paid in capital because Jun Lang has significant influence on the previous operation in mainland China. After the divestiture, the Company focuses on providing merchant digitalization and commerce-enablement solutions to SME in countries and regions outside China mainland.

Upon completion of the divestiture of RPHL Group, the Company has no ownership interest in RPHL Group and deconsolidated the financial statements of RPHL Group from its consolidated financial statements since November 7, 2025.

The disposal of RPHL Group represents a strategic shift and has a significant impact on the Company’s result of operations. Accordingly, assets, liabilities, revenues and expenses and cash flows related to RPHL Group have been reclassified in the accompanying consolidated financial statements as discontinued operations for all periods presented. The consolidated balance sheets as of December 31, 2024 and 2025, consolidated statements of operations and comprehensive loss and consolidated statements of cash flows for the years ended December 31, 2023, 2024 and 2025 have been adjusted to reflect this change (See Note 5).

The Group has reclassified certain comparative balances in the consolidated balance sheet as of December 31, 2024 and certain comparative amounts in the consolidated statements of comprehensive loss for the years ended December 31, 2023 and 2024 to conform to the current year’s presentation. The assets and liabilities of the discontinued operations have been classified as assets of discontinued operations and liabilities of discontinued operations in the consolidated balance sheet as of December 31, 2024. The results of discontinued operations for the years ended December 31, 2023 and 2024 have been separately presented retrospectively in the consolidated statement of comprehensive loss as a single line item in accordance with U.S. GAAP. Cash flows from discontinued operations of the three categories for the years ended December 31, 2023 and 2024 were separately presented retrospectively in the consolidated statements of cash flows in accordance with U.S. GAAP.

As of December 31, 2025, the principal entities of the Group are as follows:

	Date of acquisition	Place of incorporation	Percentage of ownership	Principal activities
Ziitech Pty Ltd (“Ziitech”)	September 3, 2025	Australia	25% owned by the Company	Merchant digitalization and commerce-enablement solutions
Zii Cloud Singapore Pte Ltd	September 3, 2025	Singapore	60% owned by Ziitech	Merchant digitalization and commerce-enablement solutions

(d)	Variable interest entities

People’s Republic of China (the “PRC” or “China”) laws and regulations impose restrictions on foreign ownership and investment in internet-based businesses such as distribution of online information, insurance brokerage, fund distribution and other value-added telecommunications services. The Company is a Cayman Islands company and the former PRC subsidiaries are considered foreign-invested enterprises from the view of PRC laws. To comply with PRC laws and regulations, the Company entered into a series of contractual arrangements, through the former PRC subsidiaries, with the former VIEs and the shareholders of the former VIEs to obtain effective control over the former VIEs and their subsidiaries. In connection with the RPHL Group Deconsolidation in November 2025, the Company did not have any variable interest entity or subsidiary in mainland China as of December 31, 2025.

The following is a summary of the contractual arrangements that the Company’s former PRC subsidiaries entered into with VIEs and their nominee shareholders:

Powers of attorney —Pursuant to the irrevocable power of attorney, the Company’s relevant PRC subsidiaries are authorized by each of the nominee shareholders as their attorney in-fact to exercise all shareholder rights under PRC law and the relevant articles of association, including but not limited to, the sale or transfer or pledge or disposition of all or part of the nominee shareholders’ equity interests, and designate and appoint directors, chief executive officers and general manager, and other senior management members of the VIEs. Each power of attorney will remain in force during the period when the nominee shareholder continues to be shareholder of the VIEs. Each nominee shareholder has waived all the rights which have been authorized to the Company’s relevant PRC subsidiaries under each power of attorney. The powers of attorney are irrevocable and remain in force continuously upon execution.

Exclusive business cooperation agreements — The Company’s relevant PRC subsidiaries and the VIEs entered into exclusive business cooperation agreements under which the VIEs engage the Company’s relevant PRC subsidiaries as their exclusive provider of technical services and business consulting services. The VIEs shall pay services fees to the Company’s relevant PRC subsidiaries, which are determined by the Company’s relevant PRC subsidiaries at its sole discretion. The Company’s relevant PRC subsidiaries shall have exclusive and proprietary rights and interests in all rights, ownership, interests and intellectual properties arising from the performance of the agreement. During the term of the agreement, the VIEs shall not accept any consultations and/or services provided by any third party and shall not cooperate with any third party for the provision of identical or similar services without prior consent of the Company’s relevant PRC subsidiaries. These agreements will remain in effect for ten years, but can be terminated by the Company’s relevant PRC subsidiaries with 30 days’ advance written notice. These agreements can be extended at the sole discretion of the Company’s relevant PRC subsidiaries.

Equity pledge agreements — Pursuant to the relevant equity pledge agreements, the nominee shareholders of the VIEs have pledged all of their equity interests in the VIEs to the Company’s relevant PRC subsidiaries as collateral for all of the VIEs’ payments due to the Company’s relevant PRC subsidiaries and to secure the VIEs’ obligations under the above agreement. The nominee shareholders shall not transfer or assign the equity interests, the rights and obligations in the equity pledge agreement or create or permit to create any pledges which may have an adverse effect on the rights or benefits of the Company’s relevant PRC subsidiaries without the Company’s relevant PRC subsidiaries’ written consent. The Company’s relevant PRC subsidiaries are entitled to transfer or assign in full or in part the equity interests pledged. In the event of default, the Company’s relevant PRC subsidiaries as the pledgee, will be entitled to request immediate payment of the unpaid service fee and other amounts due to the Company’s relevant PRC subsidiaries, and/or to dispose of the pledged equity. These equity pledge agreements will remain effective until the variable interest entities and their shareholders discharge all their obligations under the contractual arrangements.

Exclusive option agreements —The nominee shareholders of the VIEs have granted the Company’s relevant PRC subsidiaries the exclusive and irrevocable option to purchase from the nominee shareholders, to the extent permitted under PRC laws and regulations, part or all of their equity interests in these entities for a purchase price equal to the actual capital contribution paid in the registered capital of the VIEs by the nominee shareholders for their equity interests. The Company’s relevant PRC subsidiaries may exercise such option at any time. In addition, the VIEs and their nominee shareholders have agreed that without prior written consent of the Company’s relevant PRC subsidiaries, they shall not sell, transfer, mortgage or dispose of any assets or equity interests of the VIEs or declare any dividend. These agreements will remain effective for ten years and can be extended at the sole discretion of the Company’s relevant PRC subsidiaries.

The following consolidated financial information of the Group’s VIEs after the elimination of inter-company transactions and balances as of December 31, 2024 and 2025 and for the years ended December 31, 2023, 2024 and 2025 were included in the Group’s consolidated financial statements of discontinued operations as follows:

	As of December 31,
	2024	2025
	US$	US$
Total assets	12,525	—
Total liabilities	48,272	—

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Total net revenues	5,643	4,287	3,360
Net (loss)/profit	(1,902)	(543)	417

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Net cash provided by/(used in) operating activities	3,482	(332)	1,903
Net cash provided by/(used in) investing activities	5,085	(2,673)	1
Net cash provided by financing activities	—	—	—

In accordance with the contractual arrangements, the relevant PRC subsidiaries have the power to direct activities of the Group’s VIEs and VIEs’ subsidiaries, and can transfer assets out of the Group’s VIEs and VIEs’ subsidiaries. No assets of the VIEs and VIEs’ subsidiaries are collateral for the VIEs’ obligations and the Company believes that there are no assets held in consolidated VIEs and VIEs’ subsidiaries that can be used to settle the obligations of the VIE, except for paid-in capital, capital reserve and statutory reserves. Relevant PRC laws and regulations restrict the VIE from transferring a portion of its net assets, equivalent to the balance of its paid-in capital, capital reserve and statutory reserves, to the Group in the form of loans and advances or cash dividends. As the VIEs and VIEs’ subsidiaries are incorporated as limited liability companies under the PRC Company Law, the creditors do not have recourse to the general credit of the Group for the liabilities of the VIEs and the VIEs’ subsidiaries.

(e)	Going Concern

The Group experienced net loss from continuing operation of US$5,706, US$318 and US$742 for the years ended December 31, 2023, 2024 and 2025, and net cash used in operating activities from continuing operation of US$862, US$265 and US$908 for the years ended December 31, 2023, 2024 and 2025, respectively. As of December 31, 2025, the Group had working capital of US$364. The Group’s operating results for future periods are subject to numerous uncertainties and it is uncertain if the Group will be able to reduce or eliminate its net losses for the foreseeable future. These conditions raise substantial doubt about the Group’s ability to continue as a going concern. In order to alleviate the pressure on capital turnover, the Group has reached an agreement with a third-party institution to obtain a line of credit facility with an amount up to US$40 million. Due to the unpredictable future of the capital markets and the industry in which the Group operates, there can be no assurance that the Group will be successful in achieving its budget goals, that the Group’s future capital raising will be sufficient to support its ongoing operations, or that any additional financing will be available in a timely manner or with acceptable terms, if at all. If the Group is unable to raise sufficient financing or events or circumstances occur such that the Group does not meet its budget goals, it may have a material adverse effect on the Group’s financial position, results of operations, cash flows, and ability to achieve its intended business objectives. The consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Group’s ability to operate profitably, to generate cash flows from operations, and to pursue financing arrangements to support its working capital requirements. The consolidated financial statements do not include any adjustments that might result from the outcome of such uncertainties.